Stockholders' Equity - Narrative (Details)						1 Months Ended		3 Months Ended				12 Months Ended
	Jan. 27, 2017 $ / shares	Jan. 20, 2017 $ / shares	Jan. 10, 2017 shares	Jan. 10, 2017 $ / shares shares	Apr. 02, 2015	Mar. 31, 2017 USD ($)	Apr. 30, 2015	Mar. 31, 2019 USD ($) vote quarter director $ / shares shares	Mar. 31, 2018 $ / shares shares	Mar. 31, 2017 $ / shares	Mar. 31, 2017 $ / shares	Dec. 31, 2018 USD ($) vote quarter director $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	May 31, 2018 $ / shares	May 23, 2018 USD ($)	Feb. 28, 2018 USD ($)	Feb. 26, 2018 USD ($)	Sep. 01, 2017 USD ($)	Feb. 23, 2017 USD ($)	Dec. 31, 2015 shares
Class of Stock [Line Items]
Redemption amount per share (in dollars per share) | $ / shares								$ 25.00				$ 25.00
Number of directors vote entitles | director								2				2
Preferred stock, shares outstanding (in shares) | shares			39,466,000	39,466,000				57,464,000				57,464,000	65,464,000
Proceeds from issuance of preferred stock, net												$ 0	$ 638,100,000	$ 0
Common stock conversion ratio for Class A to Class B / OP Units					1		1
Common stock, dividends, per share, declared (in dollars per share) | $ / shares								$ 0.11	$ 0.11	$ 0.24	$ 0.27	$ 0.44	$ 1.08	$ 1.08
Class A common stock acquired under the DRIP Plan (in shares) | shares								0				0	0
Minimum affirmative vote required for changes to any series of preferred stock								66.67%				66.67%
Minimum period of dividend defaults providing preferred stockholders to voting rights | quarter								6				6
Class A Common Stock
Class of Stock [Line Items]
Stock repurchase, authorized amount																$ 300,000,000	$ 300,000,000	$ 300,000,000
Stock repurchase, period for repurchase												1 year
Shares repurchased (in shares) | shares								652,311				61,417,755
Value of shares repurchased								$ 3,200,000				$ 350,100,000
Weighted average price per share (in dollars per share) | $ / shares								$ 4.84				$ 5.70
Voting rights attributable to each share | vote								1				1
Class B Common Stock
Class of Stock [Line Items]
Voting rights attributable to each share | vote								36.5				36.5
Series I
Class of Stock [Line Items]
Preferred stock, shares outstanding (in shares) | shares								13,800,000				13,800,000
Dividend rate per annum, preferred stock								7.15%				7.15%
Series J
Class of Stock [Line Items]
Preferred stock, shares outstanding (in shares) | shares								12,600,000				12,600,000
Dividend rate per annum, preferred stock								7.125%				7.125%
Series I and J Preferred Stock
Class of Stock [Line Items]
Proceeds from issuance of preferred stock, net													$ 637,900,000
Series A, B, C, F Preferred Stock
Class of Stock [Line Items]
Preferred stock redemptions payable																			$ 644,900,000
Preferred Stock
Class of Stock [Line Items]
Redemption amount per share (in dollars per share) | $ / shares												$ 25.00			$ 25.00
Preferred stock, shares outstanding (in shares) | shares								57,464,000	65,464,000			57,464,000	65,464,000	25,030,000							25,030,000
Liquidation preference per share (in dollars per share) | $ / shares												$ 25.00			$ 25.00
Colony NorthStar | Common Stock
Class of Stock [Line Items]
Dividends paid (in dollars per share) | $ / shares		$ 0.04444		$ 0.03
Colony NorthStar | Class A Common Stock
Class of Stock [Line Items]
Exchange ratio			1.4663	1.4663								1.4663
Colony NorthStar | Class B Common Stock
Class of Stock [Line Items]
Exchange ratio			1.4663
Colony NorthStar | Preferred Stock
Class of Stock [Line Items]
Exchange ratio			1
NSAM | Common Stock
Class of Stock [Line Items]
Dividends paid (in dollars per share) | $ / shares	$ 1.16
NSAM | Colony NorthStar | Class A Common Stock
Class of Stock [Line Items]
Exchange ratio			1.4663
Common stock conversion ratio for Class A to Class B / OP Units			1
Call Spread | Class A Common Stock
Class of Stock [Line Items]
Shares repurchased (in shares) | shares													2,150,120
Value of shares repurchased													$ 29,800,000
Short | Call Spread | NSAM | Common Stock
Class of Stock [Line Items]
Settlement						$ 21,900,000
Cash pledged as collateral, released						$ 15,000,000.0
Share Repurchase Program | Class A Common Stock
Class of Stock [Line Items]
Stock repurchase, authorized amount																				$ 300,000,000.0
Shares repurchased (in shares) | shares													23,371,071
Weighted average price per share (in dollars per share) | $ / shares													$ 12.84